Loans and borrowings	12 Months Ended
Dec. 31, 2021
Loans and borrowings
Loans and borrowings

16            Loans and borrowings

Loans and borrowings operations can be summarized as follows:

	Currency	Average interest rate per year (%)	Year of maturity	December 31, 2021	December 31, 2020
Itaú (i)	USD	4.82% p.a.	2022	2,349	5,936
Santander Bank S/A (iv)	BRL	12.87% p.a.	2021	-	33
Bradesco (i)	BRL	CDI + 3.57% / CDI + 1.10%	2021 / 2023	11,684	52,081
Banco do Brasil (ii)	USD	3.05%	2021	-	20,748
HSBC - CI&T Inc. (iii)	USD	Prime rate + 1%	2021	-	10,432
Citibank - CI&T Inc. (iii)	USD	Libor 3 months rate + 1.90%	2022	11,164	-
Banco do Brasil (ii)	USD	2.37% p.a.	2022	56,551	-
Citibank (ii)	USD	2.28% p.a. / 2.30% p.a.	2022	28,328	-
Santander Bank S/A (v)	BRL	CDI + 1.60% p.a.	2026	204,047	-
Bradesco (i)	BRL	CDI + 1.75%	2026	306,417	-
Citibank (ii)	USD	Libor 3 months rate + 2.07%	2026	168,169	-
Total				788,709	89,230

(i)	Export credit note - NCE: Refers to financing to export software development services.
(ii)	Advance on Foreign Exchange Contract (ACC).
(iii)	Refers to Revolving Credit Facility.
(vi)	Refers to Leasing contracts.
(v)	Refers to Law 4131 - Foreign currency loans granted by the banks abroad to a Brazilian company.

These balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	December 31, 2021	December 31, 2020
Current	164,403	75,377
Non-current	624,306	13,853
Total	788,709	89,230

The principal balances of long-term loans and borrowings as of December 31, 2021, mature as follows:

Maturity
2023	112,031
2024	143,197
2025	196,925
2026	172,153
Non-current liabilities	624,306

The reconciliation of change in liabilities to cash flows arising from financing activities is shown below:

	Liabilities	Leases	Share premium	Total
	Loans and borrowings	Leases (note 15.b)	and Reserves
Balance as of January 1, 2021	89,230	75,228	116,072	280,530
Changes in cash flow from financing activities
Proceeds from loans and borrowings	740,596	-	-	740,596
Loans, borrowings and lease liabilities payments	(75,196)	(17,656)	-	(92,852)
Issuance of common shares at initial public offering	-	-	915,947	915,947
Transaction cost of offering	-	-	(66,876)	(66,876)
Share-based plan contributions	-	-	1,282	1,282
Interest on equity paid	-	-	(6,288)	(6,288)
Dividends paid (note 22)	-	-	(126,045)	(126,045)
Total changes in cash flow from financing activities	665,400	(17,656)	718,020	1,365,764
Exchange rate changes	601	2,054	-	2,655
Other changes - liabilities
Additions due to business combination (note 9.c)	-	6,139	-	6,139
New leases	-	15,504	-	15,504
Remeasurement	-	1,351		1,351
Interest expenses	23,366	6,369	-	29,735
Interest paid	(12,149)	(5,753)	-	(17,902)
Other borrowing/lease costs	22,261	(213)	-	22,048
Lease write-offs	-	(1,135)	-	(1,135)
Total other changes - liabilities	33,478	22,262	-	55,740
Total other changes - equity	-	-	217,950	217,950
Balance as of December 31, 2021	788,709	81,888	1,052,042	1,922,639

	Liabilities	Leases	Net Equity	Total
	Loans and financing	Leases (Note 15.b)	Reserves
Balance as of January 1, 2020	27,849	77,393	36,937	142,179
Financing cash flow variations
Proceeds from loans and borrowings	144,269	-	-	144,269
Loan and borrowings payments, and lease payments	(88,107)	(15,500)	-	(103,607)
Interest on own capital	-	-	(4,276)	(4,276)
Dividends paid	-	-	(30,977)	(30,977)
Total changes in financing cash flows	56,162	(15,500)	(35,253)	5,409
Effect of changes in exchange rates	1,310	7,657	-	8,967
Other changes - related to liabilities
New leases	-	16,715	-	16,715
Interest expense	5,281	5,023	-	10,304
Interest paid	(3,880)	(5,023)	-	(8,903)
Other costs	2,508	-	-	2,508
Lease write-offs	-	(11,037)	-	(11,037)
Total other changes related to liabilities	3,909	5,678	-	9,587
Total other changes related to equity	-	-	114,388	114,388
Balance as of December 31, 2020	89,230	75,228	116,072	280,530

	Liabilities	Leases	Net Equity	Total
	Loans and financing	Leases (Note 15.b)	Reserves
Balance as of January 1, 2019	42,288	81,893	85,330	209,511
Financing cash flow variations
Loans and borrowings	8,179	-	-	8,179
Loan and borrowings payments, and lease payments	(24,161)	(10,949)	-	(35,110)
Interest on own capital	-	-	(2,676)	(2,676)
Dividends paid	-	-	(40,059)	(40,059)
Total changes in financing cash flows	(15,982)	(10,949)	(42,735)	(69,666)
Effect of changes in exchange rates	484	(53)	-	431
Other changes - related to liabilities
Capital increase (Note 18.a)	-	-	(43,500)	(43,500)
Partial spin-off (Note 1.a)	-	-	213	213
New leases	-	6,496	-	6,496
Interest expense	1,928	6,135	-	8,063
Interest paid	(1,912)	(6,129)	-	(8,041)
Other borrowing costs	1,043	-	-	1,043
Total other changes related to liabilities	1,059	6,502	(43,287)	(35,726)
Total other changes related to equity	-	-	37,629	37,629
Balance as of December 31, 2019	27,849	77,393	36,937	142,179

Loans and borrowings covenants

The loans and borrowings described above are subject to covenants, which establish the early maturity of debts. Early maturity of the loans could be caused by:

—	Disposal, merger, incorporation, spin-off, or any other corporate reorganization process that implies a change in the shareholding control, except for the prior consent from the creditor, and if it does not affect the liquidity capacity of this instrument. During 2021, due to corporate reorganization as mentioned in the note 1.a, the Company obtained the necessary waivers from financial creditors.

—	Failure to send the annual financial statements within 180 days of the fiscal year-end.

—	Public notice of default before a relevant notary office, in the amount of R$500, unless it has been proved to the creditor that the public note was issued due to a third-party mistake or bad faith, the public note of default was canceled, or the payment of the relevant debt was deposited in court within 30 days from such public notice default

The Group has complied with these covenants as of December 31, 2021 and December 31,2020.